Segment Reporting (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of entity's operating segments [text block] [Abstract]
Schedule of segment information for the reportable segments
	Research and development	Hyperimmune products	Other	Total
2021	A$	A$	A$	A$
Hyperimmune products revenue	-	145,776	-	145,776
Cost of sales of goods	-	(51,071)	-	(51,071)
Gross profit	-	94,705	-	94,705
Other income	431,030	24,480	161,600	617,110
Other gains/(losses) – net	-	(759,765)	(582,528)	(1,342,293)
General and administrative expenses	-	-	(3,978,679)	(3,978,679)

Share-based payment expenses	-	-	(2,116,013)	(2,116,013)
Research and development expenses	(1,367,054)	-	-	(1,367,054)
Selling and marketing expenses	-	(287,684)	-	(287,684)
Operating profit/(loss)	(936,024)	(928,264)	(6,515,620)	(8,379,908)
Finance income	-	-	9,204	9,204
Finance costs	-	-	(13,761)	(13,761)
Income tax expense	-	-	-	-
Profit/(loss) for the year	(936,024)	(928,264)	(6,520,177)	(8,384,465)

Assets
Segment assets	306,154	1,587,672	25,159,280	27,053,106
Total assets	306,154	1,587,672	25,159,280	27,053,106

Liabilities
Segment liabilities	243,565	284,657	629,827	1,158,049
Total liabilities	243,565	284,657	629,827	1,158,049

	Research and development	Hyperimmune products	Other	Total
2020	A$	A$	A$	A$
Hyperimmune products revenue	-	2,518,566	-	2,518,566
Cost of sales of goods	-	(688,836)	-	(688,836)
Gross profit	-	1,829,730	-	1,829,730
Other income	308,225	10,545	154,904	473,674
Other gains/(losses) – net	-	-	11,335	11,335
General and administrative expenses	-	-	(3,170,078)	(3,170,078)
Research and development expenses	(1,178,685)	-	-	(1,178,685)
Selling and marketing expenses	-	(871,551)	-	(871,551)
Operating profit/(loss)	(870,460)	968,724	(3,003,839)	(2,905,575)
Finance income	-	-	-	-
Finance costs	-	-	(21,631)	(21,631)
Income tax expense	-	-	-	-
Profit/(loss) for the year	(870,460)	968,724	(3,025,470)	(2,927,206)
Assets
Segment assets	308,225	2,539,503	3,354,435	6,202,163
Total assets	308,225	2,539,503	3,354,435	6,202,163
Liabilities
Segment liabilities	101,092	30,377	426,781	558,250
Total liabilities	101,092	30,377	426,781	558,250

	Research and development	Hyperimmune products	Other	Total
2019	A$	A$	A$	A$
Hyperimmune products revenue	-	2,387,426	-	2,387,426
Cost of sales of goods	-	(667,371)	-	(667,371)
Gross profit	-	1,720,055	-	1,720,055
Other income	531,005	1,045	-	532,050
Other gains/(losses) – net	-	(13,394)	51,807	38,413
General and administrative expenses	-	-	(5,037,806)	(5,037,806)
Research and development expenses	(1,044,528)	-	-	(1,044,528)
Selling and marketing expenses	-	(864,644)	-	(864,644)
Operating profit/(loss)	(513,523)	843,062	(4,985,999)	(4,656,460)
Finance income	-	-	39	39
Profit/(loss) for the year	(513,523)	843,062	(4,985,960)	(4,656,421)
Assets
Segment assets	531,828	2,705,330	5,324,489	8,561,647
Total assets	531,828	2,705,330	5,324,489	8,561,647
Liabilities
Segment liabilities	221,520	191,836	797,155	1,210,511
Total liabilities	221,520	191,836	797,155	1,210,511

Schedule of information on geographical regions
	Travelan			Protectyn
	Australia	United States	Other	Australia	Other	Total
2021	A$	A$	A$	A$	A$	A$
Hyperimmune products revenue[1]	(10,308)	4,264	101,639	50,181	-	145,776
Revenue from external customers	(10,308)	4,264	101,639	50,181	-	145,776

	Travelan			Protectyn
	Australia	United States	Other	Australia	Other	Total
2020	A$	A$	A$	A$	A$	A$
Hyperimmune products revenue	1,240,393	926,325	301,915	49,933	-	2,518,566
Revenue from external customers	1,240,393	926,325	301,915	49,933	-	2,518,566

	Travelan			Protectyn
	Australia	United States	Other	Australia	Other	Total
2019	A$	A$	A$	A$	A$	A$
Segment revenue	1,162,628	1,016,468	149,283	58,683	364	2,387,426
Revenue from external customers	1,162,628	1,016,468	149,283	58,683	364	2,387,426

Schedule of major customers
	2021 A$	2020 A$	2019 A$
Customer A	41,040	-	-
Customer B	27,563	-	-
Customer C	25,319	-	-
Customer D	23,214	462,490	611,920
Customer E	22,886	-	-
Customer F	-	442,916	228,661
Customer G	-	438,065	659,637
Customer H	-	327,559	266,111
Customer I	-	227,952	249,522
	140,022	1,898,982	2,015,851